Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 1.0%
64,908	(1)	QuinStreet, Inc.	$ 1,028,143	0.4
149,916	(1)	Vonage Holdings Corp.	1,533,640	0.6
			2,561,783	1.0

		Consumer Discretionary: 17.3%
35,284		Aarons, Inc.	1,998,839	0.8
15,355	(1)	Bright Horizons Family Solutions, Inc.	2,334,574	0.9
90,635	(1)	Caesars Entertainment, Inc.	5,080,998	2.0
12,835	(1)	Deckers Outdoor Corp.	2,823,828	1.1
49,859	(1),(2)	GrowGeneration Corp.	796,747	0.3
16,047	(1)	Helen of Troy Ltd.	3,105,415	1.2
22,123		LCI Industries	2,351,454	0.9
10,327		Lithia Motors, Inc.	2,353,936	0.9
55,974	(1)	LKQ Corp.	1,552,159	0.6
29,476		Marriott Vacations Worldwide Corp.	2,676,716	1.0
15,356	(1)	Murphy USA, Inc.	1,969,714	0.8
72,541	(1)	National Vision Holdings, Inc.	2,773,968	1.1
21,280	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,858,808	0.7
31,288	(1)	Planet Fitness, Inc.	1,927,967	0.8
6,133	(1)	RH	2,346,609	0.9
21,429		Strategic Education, Inc.	1,960,111	0.8
49,227		Texas Roadhouse, Inc.	2,992,509	1.2
13,874		Wingstop, Inc.	1,895,882	0.7
28,917		Winnebago Industries	1,494,141	0.6
			44,294,375	17.3

		Consumer Staples: 2.0%
48,075	(1)	Grocery Outlet Holding Corp.	1,890,309	0.7
34,486	(1)	Performance Food Group Co.	1,193,905	0.5
145,986		Primo Water Corp.	2,073,001	0.8
			5,157,215	2.0

		Financials: 4.4%
16,823		LPL Financial Holdings, Inc.	1,289,820	0.5
6,462		Morningstar, Inc.	1,037,862	0.4
5,225	(1)	Palomar Holdings, Inc.	544,654	0.2
38,463		Prosperity Bancshares, Inc.	1,993,537	0.8
93,571	(1),(2)	Selectquote, Inc.	1,894,813	0.7
21,491		Signature Bank	1,783,538	0.7
58,355	(1),(2)	Spartan Energy Acquisition Corp.	841,479	0.3
72,289	(1)	StepStone Group, Inc.	1,923,610	0.8
			11,309,313	4.4

		Health Care: 28.7%
69,215	(1)	1Life Healthcare, Inc.	1,962,937	0.8
82,768	(1),(2)	Aerie Pharmaceuticals, Inc.	974,179	0.4
38,680	(1),(2)	Akouos, Inc.	884,612	0.3
3,259	(1)	Amedisys, Inc.	770,525	0.3
148,080	(1)	Amicus Therapeutics, Inc.	2,090,890	0.8
45,188	(1)	Applied Therapeutics, Inc.	938,103	0.4
180,846	(1)	Ardelyx, Inc.	949,441	0.4
16,581	(1)	Arena Pharmaceuticals, Inc.	1,240,093	0.5
45,924	(1)	Arrowhead Pharmaceuticals, Inc.	1,977,487	0.8
32,312	(1),(2)	Axonics Modulation Technologies, Inc.	1,649,204	0.6
30,721	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,997,172	0.8
52,596	(1)	BioLife Solutions, Inc.	1,522,128	0.6
29,002	(1)	Blueprint Medicines Corp.	2,688,485	1.0
26,242	(1),(2)	CryoPort, Inc.	1,243,871	0.5
120,991	(1)	Cymabay Therapeutics, Inc.	875,975	0.3
69,866	(1)	Dicerna Pharmaceuticals, Inc.	1,256,889	0.5
37,663		Encompass Health Corp.	2,447,342	1.0
111,069	(1)	Epizyme, Inc.	1,325,053	0.5
40,001	(1)	FibroGen, Inc.	1,644,841	0.6
70,112	(1)	G1 Therapeutics, Inc.	809,794	0.3
133,931	(1)	GenMark Diagnostics, Inc.	1,901,820	0.7
34,476	(1)	Globus Medical, Inc.	1,707,252	0.7
26,098	(1)	Haemonetics Corp.	2,277,051	0.9
61,948	(1)	HealthEquity, Inc.	3,182,269	1.2
24,717		Hill-Rom Holdings, Inc.	2,064,117	0.8
102,906	(1)	HMS Holdings Corp.	2,464,599	1.0
57,025	(1)	Homology Medicines, Inc.	610,168	0.2
9,886	(1)	Horizon Therapeutics Plc	767,944	0.3
62,028	(1)	Insmed, Inc.	1,993,580	0.8
41,010	(1)	Iovance Biotherapeutics, Inc.	1,350,049	0.5
31,885	(1)	Krystal Biotech, Inc.	1,372,649	0.5
37,792	(1)	Magellan Health, Inc.	2,863,878	1.1
23,562	(1)	MyoKardia, Inc.	3,212,207	1.3
80,718	(1)	NextCure, Inc.	710,318	0.3
49,865	(1)	Omnicell, Inc.	3,722,921	1.5
176,599	(1)	OraSure Technologies, Inc.	2,149,210	0.8
39,133	(1)	Poseida Therapeutics, Inc.	347,110	0.1
36,225	(1)	PTC Therapeutics, Inc.	1,693,519	0.7
36,608	(1)	RAPT Therapeutics, Inc.	1,178,778	0.5
11,400	(1)	Reata Pharmaceuticals, Inc.	1,110,588	0.4
58,578	(1)	Rocket Pharmaceuticals, Inc.	1,339,093	0.5
38,933	(1),(2)	Stoke Therapeutics, Inc.	1,303,866	0.5
37,806	(1)	Syneos Health, Inc.	2,009,767	0.8
47,791	(1),(2)	Tabula Rasa HealthCare, Inc.	1,948,439	0.8
54,920	(1),(2)	UroGen Pharma Ltd.	1,059,407	0.4
			73,589,620	28.7

		Industrials: 17.3%
26,274	(1)	ASGN, Inc.	1,669,975	0.7
68,461	(1)	AZEK Co., Inc./The	2,383,127	0.9

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
124,567	(1)	Builders FirstSource, Inc.	$ 4,063,376	1.6
46,402		Crane Co.	2,326,132	0.9
26,158		EMCOR Group, Inc.	1,771,158	0.7
16,109	(1)	FTI Consulting, Inc.	1,707,071	0.7
9,519	(1)	Generac Holdings, Inc.	1,843,259	0.7
41,554	(1)	IAA, Inc.	2,163,717	0.8
29,878		John Bean Technologies Corp.	2,745,489	1.1
10,944		Lindsay Corp.	1,058,066	0.4
19,735		Regal Beloit Corp.	1,852,524	0.7
24,580		Simpson Manufacturing Co., Inc.	2,388,193	0.9
27,748	(1)	SiteOne Landscape Supply, Inc.	3,383,869	1.3
57,248		Skywest, Inc.	1,709,425	0.7
31,686		Tetra Tech, Inc.	3,026,013	1.2
31,999		UFP Industries, Inc.	1,808,264	0.7
14,128	(1)	Vicor Corp.	1,098,169	0.4
21,247		Watts Water Technologies, Inc.	2,127,887	0.8
79,993		Werner Enterprises, Inc.	3,358,906	1.3
25,222		Woodward, Inc.	2,021,796	0.8
			44,506,416	17.3

		Information Technology: 22.9%
65,610	(1)	ACI Worldwide, Inc.	1,714,389	0.7
44,959	(1)	Advanced Energy Industries, Inc.	2,829,719	1.1
27,106	(1)	Blackline, Inc.	2,429,511	0.9
10,208	(1)	CACI International, Inc.	2,175,937	0.8
86,209	(1)	Calix, Inc.	1,532,796	0.6
42,327	(1)	Envestnet, Inc.	3,265,951	1.3
7,672	(1)	Everbridge, Inc.	964,601	0.4
79,731		EVERTEC, Inc.	2,767,463	1.1
12,075	(1)	Inphi Corp.	1,355,419	0.5
52,513	(1)	j2 Global, Inc.	3,634,950	1.4
101,913	(1)	Lattice Semiconductor Corp.	2,951,400	1.2
31,836	(1)	LivePerson, Inc.	1,655,154	0.6
39,233	(1)	LiveRamp Holdings, Inc.	2,031,092	0.8
26,118	(1)	Lumentum Holdings, Inc.	1,962,245	0.8
64,004	(1)	Mimecast Ltd.	3,003,068	1.2
70,633	(1)	Onto Innovation, Inc.	2,103,451	0.8
21,919	(1)	Proofpoint, Inc.	2,313,550	0.9
23,881	(1)	Q2 Holdings, Inc.	2,179,380	0.8
22,047	(1)	Qualys, Inc.	2,160,826	0.8
40,348	(1)	RealPage, Inc.	2,325,659	0.9
83,505	(1)	Repay Holdings Corp.	1,962,368	0.8
28,044	(1)	Silicon Laboratories, Inc.	2,744,105	1.1
44,279	(1)	Sprout Social, Inc.	1,704,742	0.7
58,814	(1)	Super Micro Computer, Inc.	1,552,690	0.6
177,301	(1)	Verra Mobility Corp.	1,712,728	0.7
46,023	(1),(2)	Vertex, Inc.	1,058,529	0.4
228,037	(1)	Viavi Solutions, Inc.	2,674,874	1.0
			58,766,597	22.9

		Materials: 2.8%
63,396		Avient Corp.	1,677,458	0.7
30,256		Compass Minerals International, Inc.	1,795,694	0.7
30,862		Minerals Technologies, Inc.	1,577,048	0.6
37,551		Sensient Technologies Corp.	2,168,195	0.8
			7,218,395	2.8

		Real Estate: 2.1%
110,175		Acadia Realty Trust	1,156,838	0.4
17,285		EastGroup Properties, Inc.	2,235,469	0.9
30,957		QTS Realty Trust, Inc.	1,950,910	0.8
			5,343,217	2.1

	Total Common Stock
	(Cost $246,682,302)		252,746,931	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
		Repurchase Agreements: 4.1%
422,776	(3)	Bank of America Inc., Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $422,777, collateralized by various U.S. Government Securities, 1.250%-2.375%, Market Value plus accrued interest $431,232, due 10/31/21-05/15/29)	422,776	0.1
1,177,639	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,177,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,201,192, due 10/25/20-06/20/69)	1,177,639	0.4
1,466,254	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,466,259, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,495,585, due 10/08/20-08/15/50)	1,466,254	0.6

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,520,481	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,520,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $2,570,891, due 11/27/20-11/01/59)	$ 2,520,481	1.0
2,520,481	(3)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,520,487, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $2,570,891, due 08/01/35-09/01/50)	2,520,481	1.0
2,520,481	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,520,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $2,570,891, due 10/27/20-07/15/61)	2,520,481	1.0

	Total Repurchase Agreements
	(Cost $10,628,112)		10,628,112	4.1

Shares			Value	Percentage of Net Assets
	Mutual Funds: 2.5%
201,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	201,000	0.1
6,217,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	6,217,000	2.4

	Total Mutual Funds
	(Cost $6,418,000)		6,418,000	2.5

	Total Short-Term Investments
	(Cost $17,046,112)		17,046,112	6.6

	Total Investments in Securities (Cost $263,728,414)		$ 269,793,043	105.1
	Liabilities in Excess of Other Assets		(13,101,918)	(5.1)
	Net Assets		$ 256,691,125	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$252,746,931	$–	$–	$252,746,931
Short-Term Investments	6,418,000	10,628,112	–	17,046,112
Total Investments, at fair value	$259,164,931	$10,628,112	$–	$269,793,043

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $270,022,112.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$25,209,306
Gross Unrealized Depreciation	(25,438,375)
Net Unrealized Depreciation	$(229,069)